As filed with the Securities and Exchange Commission on August 11, 2011
File Nos. 333-56018 and 811-10303

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933:	[X]

Pre-Effective Amendment No. ___	[ ]

Post-Effective Amendment No. 31	[X]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940:	[X]

Amendment No. 32	[X]

BUFFALO FUNDS
(Exact Name of Registrant as Specified in Charter)

5420 W. 61st Place
Shawnee Mission, KS 66205
(Address of Principal Executive Offices) (Zip Code)

(913) 384-1513
(Registrant’s Telephone Number, Including Area Code)

Kent W. Gasaway
5420 West 61st Place
Shawnee Mission, KS 66205
(Name and Address of Agent for Service)

As soon as practicable after this Registration Statement is declared effective.
(Approximate Date of Proposed Public Offering)

It is proposed that this filing will become effective (check appropriate box):
[X]	immediately upon filing pursuant to paragraph (b).
[ ]	on (date) pursuant to paragraph (b)
[ ]	60 days after filing pursuant to paragraph (a)(1).
[ ]	on (date) pursuant to paragraph (a)(1).
[ ]	75 days after filing pursuant to paragraph (a)(2).
[ ]	on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

[ ]	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Explanatory Note: This PEA No. 31 hereby incorporates Parts A, B and C from the Fund’s PEA No. 30 on Form N-1A filed July 29, 2011.  This PEA No. 31 is filed for the sole purpose of submitting the XBRL exhibit for the risk/return summary first provided in PEA No. 30.

SIGNATURES
Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Post-Effective Amendment No. 31 to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Shawnee Mission and State of Kansas on the 11th day of August, 2011.

                                                                                             BUFFALO FUNDS
                                                                                             Registrant

                                                                                             By:  /s/ Kent W. Gasaway
                                                                                             Kent W. Gasaway
                                                                                             President and Treasurer

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 31 to its Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

/s/ Kent W. Gasaway Kent W. Gasaway	President and Treasurer	August 11, 2011
Joseph C. Neuberger* Joseph C. Neuberger	Chairman and Trustee	August 11, 2011
Gene M. Betts* Gene M. Betts	Trustee	August 11, 2011
Thomas S. Case* Thomas S. Case	Trustee	August 11, 2011
J. Gary Gradinger* J. Gary Gradinger	Trustee	August 11, 2011
Philip J. Kennedy* Philip J. Kennedy	Trustee	August 11, 2011
Grant P. Sarris* Grant P. Sarris	Trustee	August 11, 2011

* By: /s/ Kent W. Gasaway Kent W. Gasaway
(Pursuant to Power of Attorney previously filed)

EXHIBIT INDEX

Exhibit	Exhibit No.
Instance Document	EX-101.INS
Schema Document	EX-101.SCH
Calculation Linkbase Document	EX-101.CAL
Definition Linkbase Document	EX-101.DEF
Label Linkbase Document	EX-101.LAB
Presentation Linkbase Document	EX-101.PRE